Consolidated Statement of Cash Flows € in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit/(Loss) for the period		€ (12,247)	€ (101,429)		€ (143,279)
Gain from sale of Priority Review Voucher, net		(90,833)	0		0
Adjustments for non-cash transactions		48,979	44,984		44,070
Changes in non-current operating assets and liabilities		(180)	514		(147,713)
Changes in working capital		(11,394)	(145,578)		1,732
Cash used in operations		(65,674)	(201,509)		(245,189)
Income tax paid		(1,545)	(1,236)		(154)
NET CASH GENERATED FROM/(USED IN) OPERATING ACTIVITIES		(67,218)	(202,744)		(245,343)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of subsidiaries, net of cash acquired		0	(10,951)		0
Purchases of property, plant and equipment		(13,865)	(14,231)		(29,246)
Proceeds from sale of property, plant and equipment		165	111		8
Purchases of intangible assets		(2,579)	(81)		(76)
Proceeds from assets classified as held for sale		0	3,358		0
Proceeds from sale of Priority Review Voucher		90,833	0		0
Interest received		2,362	1,210		260
NET CASH GENERATED FROM/(USED IN) INVESTING ACTIVITIES		76,916	(20,585)		(29,054)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds/(payments) from issuance of common stock, net of costs of equity transactions		57,139	(240)		189,837
Proceeds from borrowings, net of transaction costs		(34)	81,111		39,331
Repayment of borrowings		(3,734)	(2,097)		(1,793)
Payment of lease liabilities		(2,719)	(3,127)		(3,048)
Interest paid	[1]	(19,969)	(12,567)		(9,211)
NET CASH GENERATED FROM FROM/(USED IN) FINANCING ACTIVITIES		30,682	63,081		215,116
NET CHANGE IN CASH AND CASH EQUIVALENTS		40,380	(160,248)		(59,282)
Cash and cash equivalents at beginning of the year	[2]	126,080	286,532		346,642
Exchange gains/(losses) on cash		1,811	(204)		(828)
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD		€ 168,271	€ 126,080	[2]	€ 286,532	[2]

[1]	Cash flows relating to the interest on the lease liabilities amounted to €0.8 million as at December 31, 2024 (2023: €1.2 million and 2022: €0.8 million)
[2]	Cash and cash equivalents as at December 31, 2022 amounted to €289.4 million as it included restricted cash of €2.9 million.